Selected Quarterly Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 799.3	$ 761.1	$ 770.2	$ 736.2	$ 754.3	$ 697.1	$ 732.8	$ 704.8	$ 3,066.8	$ 2,889.0	$ 2,913.5
Cost of sales	412.5	369.8	431.5	360.0	405.0	376.2	374.0	338.6	1,573.8	1,493.9	1,409.0
Operating expenses	246.2	237.9	252.5	245.2	258.8	256.6	257.8	258.3
Asset Impairment, restructuring, and other special charges	46.0	12.4	68.0	2.4	185.8	23.7	58.8	106.8	128.8	375.1	308.4
Interest expense, net of capitalized interest	21.0	8.6	0.0	0.0	0.0	0.0	0.0	0.0	29.6	0.0	0.0
Income (loss) before income taxes	(2.2)	78.8	(40.0)	77.5	(155.4)	(9.1)	(15.2)	(52.9)	114.1	(232.6)	(22.4)
Income taxes	(18.6)	18.6	22.8	4.8	6.1	11.6	15.0	45.4	27.6	78.1	25.5
Net income (loss)	$ 16.4	$ 60.2	$ (62.8)	$ 72.7	$ (161.5)	$ (20.7)	$ (30.2)	$ (98.3)	$ 86.5	$ (310.7)	$ (47.9)
Earnings (loss) per share—basic and diluted (usd per share)	$ 0.04	$ 0.20	$ (0.21)	$ 0.25	$ (0.55)	$ (0.07)	$ (0.10)	$ (0.34)	$ 0.28	$ (1.06)	$ (0.16)